CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Convertible Notes [Abstract]
CONVERTIBLE NOTES [Text Block]

5. CONVERTIBLE NOTES

On August 28, 2018, and September 20, 2018, the Company completed non-brokered private placements in tranches of convertible debentures for gross proceeds of $550,000 and CAD 550,000 each. The convertible debentures bore simple interest at a rate of 10% per annum, payable in arrears with maturities on August 28, 2022, and September 20, 2022, respectively. Interest was payable in cash or shares at the noteholders' option, subject to regulatory approvals in the case of share payments.

The principal amount was convertible into units at $0.05 or CAD 0.065 per unit in the first 12 months and $0.075 or CAD 0.10 thereafter until the maturity date. Each unit consisted of one common share and one warrant of the Company exercisable at $0.05 or CAD 0.065 per share, expiring August 28, 2022, and September 20, 2022. The convertible notes were secured against the assets of the Company.

In August 2019, $550,000 and CAD 50,000 notes were converted into units, comprising 11,769,230 shares and 11,769,230 warrants. Of the interest due, $44,507 was paid by issuing 1,077,066 common shares and $13,012 interest was paid in cash.

In July and August 2020, CAD 100,000 notes were converted into units at CAD 0.10, comprising 1,000,000 common share and 1,000,000 warrants. On August 28, 2020, the Company repaid the remaining CAD 400,000 and the related accrued interest of CAD 99,233 in cash.

The share capital for the CAD 100,000 conversion was valued as $94,000 using the Company's closing share price on the conversion dates.

Interest and accretion expense for the convertible notes was $72,000 during 2020 (2019 - $260,000).

The conversion feature was a derivative liability based on the fact the conversion into units could result in a variable number of shares to be issued.

(In thousands of U.S. Dollars)	Convertible debenture
Cash received	$973
Transaction costs	(11)
Derivative liability	(343)
Fair value of convertible debt component at date of issue	619
Interest expense and accretion	102
Balance, December 31, 2018	721
Settlement of convertible notes	(522)
Interest payments	(57)
Interest expense and accretion	260
Balance, December 31, 2019	402
Interest expense and accretion	72
Settlement of convertible notes	(398)
Interest payment	(76)
Balance, December 31, 2020	$—